Note 9 - Related Party Transactions	9 Months Ended
Sep. 30, 2018
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
9.	Related party transactions:

The Company uses Moores Cancer Center at the University of California San Diego (UCSD) to provide pharmacology lab services to the Company. Dr. Stephen Howell is the Acting Chief Medical Officer of Aptose and is also a Professor of Medicine at UCSD and oversees the laboratory work. The work is completed under the terms of research services agreements executed in
March 2015
and has been extended annually. In
March 2018,
the Board approved an extension of this agreement for
twelve
months for services up to
$300,000.
These transactions are in the normal course of business and are measured at the amount of consideration established and agreed to by the related parties.

During the
nine
months ended
September 30, 2018,
the Company recorded
$215
thousand (
2017
–
$179
thousand) in research and development expenses related to the agreement